Debt	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Debt [Text Block]
10)  Debt
	December 31	December 31
	2021	2020
Total debt	$15,000	$24,788
		Cash flows
	December 31,			December 31,
	2020	Proceeds	Repayment	2021
Total debt	$24,788	$15,000	$(24,788)	$15,000
Total liabilities from financing activities	$24,788	$15,000	$(24,788)	$15,000

			Cash flows
		December 31,		December 31,
		2019	Proceeds	2020
Total debt		$-	$24,788	$24,788
Total liabilities from financing activities		$-	$24,788	$24,788

Credit facilities

On March 18, 2020, the Company secured a $13,000 credit facility with a bank in Brazil. This facility was fully drawn down and proceeds of R$65,980 ($13,000) were received on March 20, 2020. On March 24, 2020 the Company secured a $11,788 credit facility with a second bank in Brazil. This facility was fully drawn down and proceeds of R$60,000 ($11,788) were received on March 24, 2020.

Between January 29, 2021 and February 3, 2021, the Company completed the settlement of these outstanding credit facilities through the repayment in full of the outstanding principal amounts of $13,000 and $11,788.

On May 6, 2021, the Company secured a $15,000 working capital facility with a bank in Brazil. This facility was fully drawn down and proceeds of R$78,915 ($15,000) were received. This facility is due to be repaid as a lump sum payment in May 2022, together with accrued interest at a rate of 1.78% per annum.